Commitments and Contingencies - Contractual Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Office operating leases
2025	$ 1,314	$ 1,027
2026	1,138	1,279
2027	1,342	1,066
2028	92	1,274
2029	23	0
Thereafter	0
Total	3,909	$ 4,646
Total contractual obligations
2025	320,637
2026	215,069
2027	299,076
2028	131,914
2029	198,956
Thereafter	74,506
Total	1,240,158
Vessels under construction
Other commitments
2025	61,740
2026	92,610
2027	216,090
2028
2029	0
Thereafter	0
Total	370,440
Capital contributions
Other commitments
2025	4,000
2026	0
2027	0
2028	0
2029	0
Thereafter	0
Total	4,000
Preferred share investment
Other commitments
2025	1,250
2026	0
2027	0
2028	0
2029	0
Thereafter	0
Total	1,250
Secured term loan facilities and revolving credit facilities
Long-term debt
2025	252,333
2026	121,321
2027	81,644
2028	131,822
2029	98,933
Thereafter	74,506
Total	760,559
2024 Bonds
Long-term debt
2025	0
2026	0
2027	0
2028	0
2029	100,000
Thereafter	0
Total	$ 100,000